Stock Based Compensation - Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options
Stock Options, Outstanding Beginning Balance	9,280,689	9,757,684	5,355,316
Stock Options, Granted	1,691,232	1,109,400	5,028,328
Stock Options, Exercised	(178,520)	(13,440)	(29,760)
Stock Options, Forfeited	(86,677)	(257,084)	(594,200)
Stock Options, Cancelled		(1,280,000)
Stock Options, Expired	(9,323)	(35,871)	(2,000)
Stock Options, Outstanding Ending Balance	10,697,401	9,280,689	9,757,684	5,355,316
Stock Options, Vested and exercisable	7,887,583	6,845,754
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 6.26	$ 5.96	$ 4.48
Weighted Average Exercise Price, Granted	11.28	9.34	7.44
Weighted Average Exercise Price, Exercised	6.77	3.71	2.05
Weighted Average Exercise Price, Forfeited	8.96	2.67	5.38
Weighted Average Exercise Price, Cancelled		7.50
Weighted Average Exercise Price, Expired	3.57	2.09	1.88
Weighted Average Exercise Price, Outstanding Ending Balance	7.02	6.26	$ 5.96	$ 4.48
Weighted Average Exercise Price, Vested and exercisable	$ 5.99	$ 5.62
Weighted Average Remaining Contractual Term
Weighted Average Remaining Contractual Term, Outstanding	7 years 3 months 4 days	7 years 3 months 4 days	7 years 11 months 12 days	7 years 5 months 20 days
Weighted Average Remaining Contractual Term, Vested and exercisable	6 years 6 months 21 days	6 years 8 months 23 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Outstanding	$ 112,169	$ 43,994	$ 29,687	$ 5,485
Aggregate Intrinsic Value, Vested and exercisable	$ 90,862	$ 36,798